FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,060		$ 2,060		$ 2,062
Cash equivalents	899		899		1,190
Financial assets	23,388		23,388		22,991
Derivative financial assets	530		530		410
Derivative financial liabilities	(329)		(329)		(508)
Financial liabilities	53,184		53,184		54,094
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	74		74		4
Derivative financial liabilities	160		160		259
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	319		319		205
Derivative financial liabilities	33		33		72
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	28		28		10
Derivative financial liabilities	16		16		31
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	877		877		828	$ 692
Financial liabilities	110		110		284	$ 589
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,937		4,937		4,841
FVOCI | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	110	$ (81)	145	$ (154)
FVOCI | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	101	$ 160	241	$ 102
Equity investments | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	494		494		527
Other financial assets, debt instruments at FVTPL | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 4,050		$ 4,050		$ 4,105